Business acquisition - Narrative (Details) - USD ($)		12 Months Ended
	Feb. 28, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 27, 2020
Business Acquisition [Line Items]
Amortization of intangible assets		$ 2,322,000	$ 1,933,000	$ 0
Netless
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired					100.00%
Total purchase consideration				4,000,000	$ 4,000,000.0
Intangible assets, net				$ 213,000
Finite-lived intangible asset, useful life				5 years
Netless | Developed Technology [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Amortization of intangible assets		42,600	42,600	$ 3,500
Acquisition Of Easemob [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired	100.00%
Total purchase consideration	$ 53,400,000		53,350,000
Intangible assets, net			8,155,000
Acquisition Of Easemob [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets, net	$ 4,200,000
Finite-lived intangible asset, useful life	3 years
Acquisition Of Easemob [Member] | Customer Relationships [Member] | Selling and Marketing Expense [Member]
Business Acquisition [Line Items]
Amortization of intangible assets		1,400,000	1,200,000
Acquisition Of Easemob [Member] | Customer Relationships [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Amortization of intangible assets		800,000	$ 700,000
Acquisition Of Easemob [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Intangible assets, net		$ 4,000,000.0
Finite-lived intangible asset, useful life		5 years